SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value measurements (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of short term investments	¥ 13,586	¥ 30,158	¥ 52,252
Recurring | Level 1 | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments - structured financial products	0	0
Recurring | Level 2 | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments - structured financial products	362,195	857,924
Recurring | Level 3 | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments - structured financial products	¥ 0	¥ 0